Summary of Significant Accounting Policies (Details Narrative) (10K)					3 Months Ended		12 Months Ended
	Oct. 27, 2016	Aug. 26, 2016	Apr. 02, 2016	Jun. 17, 2015	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Integer Employees Leases	Dec. 31, 2015 USD ($) Integer
Consulting fees reduced per annum							$ 1
Number of loan delinquent or in default | Integer							83	80
Total delinquent loan balance					$ 454,452		$ 367,098	$ 389,431
Impaired loans charged off percentage					100.00%		100.00%
Impaired Loans description					The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.		The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.
Advertising costs					$ 880	$ 47,824	$ 373,350	$ 950,905
Reverse split	1-for-10 reverse split	1-for-1,000	1-for-100 reverse stock split	1-for-100 reverse split
Office Leases [Member]
Lease expire date					Sep. 30, 2017		Sep. 30, 2017
Leasehold Improvements [Member]
Estimated useful life					5 years		5 years
Minimum [Member]
Number of employees reduced due to loan origination processes | Employees							6
Number of office leases | Leases							1
Maximum [Member]
Number of employees reduced due to loan origination processes | Employees							12
Number of office leases | Leases							4
Mr. Amazing Loans [Member]
Unsecured consumer loan term					5 years		5 years
Consumer Loans One [Member]
Unsecured consumer loans					$ 5,000		$ 5,000
Unsecured consumer loan term					5 years		5 years
Consumer Loans Two [Member]
Unsecured consumer loans					$ 10,000		$ 10,000
Unsecured consumer loan term					5 years		5 years